Commitments and Contingencies - Narrative (Details) - BCP QUALTEK HOLDCO, LLC - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Oct. 02, 2021	Oct. 03, 2020	Dec. 31, 2020	Dec. 31, 2019
Lease agreement
Other Commitments [Line Items]
Rent expense of Operating lease	$ 7,517,000	$ 7,686,000
Operating Lease, Expense			$ 12,400	$ 7,800
Members of the Company
Other Commitments [Line Items]
Rent expense of Operating lease	$ 503	$ 393
Members of the Company | Lease agreement
Other Commitments [Line Items]
Operating Lease, Expense			$ 681	$ 488